Warrants - Schedule Of Stockholders Equity Note Warrants Or Rights (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	$ 15,412	$ 1,122	$ 866
2017 Warrant
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	7,413	1,035	808
2018 Warrant
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	853	87	$ 58
2020 Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding	$ 7,146	$ 0